Share Capital - Summary of Beneficial Shareholders (Detail)	12 Months Ended
Dec. 31, 2018 shares
Government Employees Pension Fund [member]
Disclosure of beneficial ownership [line items]
Number of shares	60,064,445
Percentage of issued ordinary shares	7.31%
VanEck Vectors Gold Miners ETF [member]
Disclosure of beneficial ownership [line items]
Number of shares	58,229,560
Percentage of issued ordinary shares	7.09%
Market Vectors Junior Gold Mines ETF [member]
Disclosure of beneficial ownership [line items]
Number of shares	47,680,319
Percentage of issued ordinary shares	5.80%